Note 7 - Government Grants and Refundable Investment Tax Credits	12 Months Ended
Dec. 31, 2011
Government Grants And Refundable Investment Tax Credits [Text Block]
7.	Government grants and refundable investment tax credits

Government grants and refundable investment tax credits have been netted against research and development expenses.

Government grants for the year ended December 31, 2011 include $nil in funding from the US Army Medical Research Institute for Infectious Diseases (2010 - $191,194; 2009 - $775,292).

The Company’s estimated claim for refundable Scientific Research and Experimental Development investment tax credits for the year ended December 31, 2011 is $20,905 (2010 - $196,556; 2009 - $139,502).